Income per share (Narrative) (Details) - Share	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Stock options [Member]
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Description of instruments with potential future dilutive effect not included in calculation of diluted earnings per share	8,271,335	1,400,539